Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	87,450,000
Proposed Maximum Offering Price per Unit	20.36
Maximum Aggregate Offering Price	$ 1,780,482,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 245,884.56
Offering Note	(1) This Registration Statement registers 87,450,000 shares of common stock. This Registration Statement also covers, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, the maximum offering price per share and maximum aggregate offering price are based on the average of the $20.67 (high) and $20.05 (low) sale price of the registrant's common stock as reported on The Nasdaq Global Select Market on August 4, 2026, which date is within five business days prior to the filing of this Registration Statement.